Shareholder Fees {- Fidelity® Series Global ex U.S. Index Fund}	Dec. 30, 2020 USD ($)
10.31 Fidelity Series Global ex U.S. Index Fund PRO-08 | Fidelity® Series Global ex U.S. Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none